Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 29, 2011
MID CAP GROWTH PORTFOLIO (Prospectus Summary): | MID CAP GROWTH PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MID CAP GROWTH PORTFOLIO
Supplement Text	ck0000924394_SupplementTextBlock

Morgan Stanley

October 4, 2011

Supplement

SUPPLEMENT DATED OCTOBER 4, 2011 TO THE PROSPECTUSES OF
MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES
MID CAP GROWTH PORTFOLIO
(the "Portfolio")
CLASS X and CLASS Y
Dated April 29, 2011

The second sentence of the fourth paragraph under the section entitled "Portfolio Summary — Principal Investment Strategies" is deleted and replaced with the following:

The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, structured investments and other related instruments and techniques.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Investment Strategy, Heading	rr_StrategyHeading	The second sentence of the fourth paragraph under the section entitled "Portfolio Summary — Principal Investment Strategies" is deleted and replaced with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, structured investments and other related instruments and techniques.